LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2013
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

7.                                      LAND USE RIGHTS, NET

Land use rights, net consisted of the following:

	As of December 31,
	2012	2013
	RMB	RMB

Land use rights	30,287	30,287
Less: accumulated amortization	(4,238)	(4,846)

Land use rights, net	26,049	25,441

Amortization expenses for land use rights totaled RMB608, RMB608 and RMB608 for the years ended December 31, 2011, 2012 and 2013, respectively.  Future amortization expenses for the next five years through December 31, 2018 are RMB608 per year.